Total Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Shareholders Equity [Line Items]
Summary of Dividends Paid

Number	Type of Dividends	Payment date	Pesos per Share	Effecting the year
49	Interim	1-26-2011	6.42895	2010
50	Final	5-11-2011	26.09798	2010
51	Interim	1-19-2012	5.08439	2011
52	Final	5-17-2012	22.1582	2011
53	Interim	1-24-2013	3.04265	2012
54	Final	5-9-2013	11.24302	2012
55	Interim	1-31-2014	3.87772	2013
56	Final	5-15-2014	17.69856	2013
57	Interim	1-27-2015	3.44046	2014
58	Final	5-25-2015	16.95495	2014
59	Interim	1-29-2016	3.55641	2015
60	Final	5-24-2016	11.02239	2015
61	Interim	1-27-2017	7.24787	2016
62	Final	05-26-2017	21.5605	2016
63	Interim	01-26-2018	4.93614	2017
64	Final	05-18-2018	23.12488	2017
65	Interim	01-05-2019	11.19557	2018

Schedule of Currency Translation Adjustments

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	6,674,136	11,688,351	14,979,960
Others	547,835	920,567	1,230,881
Total	7,221,971	12,608,918	16,210,841

Schedule of Other Reserves Within Equity

	Balance as of		Balance as of
	1-1-2018	Changes	12-31-2018
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	12,608,918	(5,386,947)	7,221,971
Cash flow hedges	(52,329,034)	(101,233,208)	(153,562,242)
Remeasurement of available-for-sale financial assets	(1,027)	(11)	(1,038)
Other comprehensive income from non-current assets held for distribution to owners	—	—	—
Other miscellaneous reserves	(35,068,098)	3,646,134	(31,421,964)
Total	(74,789,241)	(102,974,032)	(177,763,273)

	Balance as of		Balance as of
	1-1-2017	Changes	12-31-2017
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	16,210,841	(3,601,923)	12,608,918
Cash flow hedges	(123,499,401)	71,170,367	(52,329,034)
Remeasurement of available-for-sale financial assets	(1,033)	6	(1,027)
Other comprehensive income from non-current assets held for distribution to owners	2,722,113	(2,722,113)	—
Other miscellaneous reserves	(32,188,067)	(2,880,031)	(35,068,098)
Total	(136,755,547)	61,966,306	(74,789,241)

	Balance as of		Balance as of
	1-1-2016	Changes	12-31-2016
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	19,691,866	(3,481,025)	16,210,841
Cash flow hedges	(205,691,575)	82,192,174	(123,499,401)
Remeasurement of available-for-sale financial assets	(1,046)	13	(1,033)
Other comprehensive income from non-current assets held for distribution to owners	(202,189,042)	204,911,155	2,722,113
Other miscellaneous reserves	(719,716,306)	687,528,239	(32,188,067)
Total	(1,107,906,103)	971,150,556	(136,755,547)

Summary of Non-controlling Interests

		% financial interest
		Equity		Profit (loss)
Non-Controlling Interests	Non-Controlling	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Company	Interests	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	7.35%	10,310,215	9,963,472	6,885,422	5,649,253
GasAtacama Chile S.A. (*)	2.63%	16,660,247	17,532,754	2,290,359	1,439,148
Total		26,970,462	27,496,226	9,175,781	7,088,401

Other Miscellaneous Reserves [Member]
Disclosure Of Shareholders Equity [Line Items]
Schedule of Other Reserves Within Equity

	Balance as of	Balance as of
	12-31-2018	12-31-2017
Other Miscellaneous Reserves	ThCh$	ThCh$
Reserve for corporate reorganization ("Spin-Off") (1)	458,265,366	458,265,366
Reserve for transition to IFRS (2)	(493,425,043)	(493,425,043)
Reserve for subsidiaries transactions (3)	(4,047,287)	(4,047,287)
Other miscellaneous reserves (4)	7,785,000	4,138,866
Total miscellaneous reserves	(31,421,964)	(35,068,098)
(1)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of the Company and the separation of the Chilean business into a new entity, Endesa Américas S.A. (see Note 5.2).

(2)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the CMF, included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004, to December 31, 2008. Also, it is included the foreign currency translation difference at the date of transition to IFRS.

Please note that, while the Company adopted the IFRS as its statutory accounting standards on January 1, 2009, the date of transition to that international standard used was January 1, 2004. This results from applying the exemption for that purpose in IFRS 1, “First Time Adoption”.

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.